Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 5	$ 68
Other intangibles, accumulated amortization	16,715	14,813
Debt placement costs, accumulated amortization	$ 7,886	$ 5,799
Limited partner unitholders, units outstanding	226,200,872	225,473,142